Consolidated Statements of Profit/(Loss) and Comprehensive Income/(Loss) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016 [1]
Continuing operations
Rental income	$ 2,403,475	$ 2,561,322	$ 2,508,586
Other revenues	280,097	376,549	483,152
Total Revenues	2,683,572	2,937,871	2,991,738
Depreciation, bad debt and other provisions	(42,848)	(67,528)	(3,229)
Other expenses	(1,407,054)	(2,075,996)	(2,245,605)
Total operating expenses	(1,449,902)	(2,143,524)	(2,248,834)
Operating profit	1,233,670	794,347	742,904
Finance income	1,761	9,223	19,617
Finance costs	(3,218,145)	(3,320,839)	(3,756,134)
Gain on revaluation of derivatives related to convertible promissory notes	3,291,010	292,562	3,085,253
Forgiveness of debt	91,623	273,037	0
Realized loss on sale of real estate investments	(271,908)	0	0
Less: previously recognized unrealized loss on real estate investments	309,221	0	0
Net fair value loss on revaluation of investment property	(101,626)	(806,891)	(519,276)
Profit/(loss) before tax	1,335,606	(2,758,561)	(427,636)
Tax expense, current	(591,736)	(158,639)	(42,367)
Deferred tax benefit/(expense)	273,071	(15,867)	130,306
Profit/(Loss) from continuing operations	1,016,941	(2,933,067)	(339,697)
Loss from discontinued operations		(754,069)	(225,447)
Profit/(loss) for the year	1,016,941	(3,687,136)	(565,144)
Other comprehensive income/(loss), net of income tax
Foreign currency translation reserve	(180,146)	813,007	(139,370)
Total comprehensive income/(loss)	$ 836,795	$ (2,874,129)	$ (704,514)
From continuing and discontinued operations
Weighted average number of ordinary shares outstanding - basic	1,903,723	1,949,061	1,954,651
Basic earnings/(loss) per share	$ 0.53	$ (1.89)	$ (0.29)
Weighted average number of ordinary shares outstanding - diluted	1,997,928	1,949,061	1,954,651
Diluted earnings/(loss) per share	$ 0.51	$ (1.89)	$ (0.29)
From continuing operations
Weighted average number of ordinary shares outstanding - basic	1,903,723	1,949,061	1,954,651
Basic earnings/(loss) per share	$ 0.53	$ (1.50)	$ (0.17)
Weighted average number of ordinary shares outstanding - diluted	1,997,928	1,949,061	1,954,651
Diluted earnings/(loss) per share	$ 0.51	$ (1.50)	$ (0.17)

[1]	Restated for discontinued operations (see note 9 - Discontinued Operations)